Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPDR SERIES TRUST
Prospectus Date	rr_ProspectusDate	Feb. 26, 2014
Document Creation Date	dei_DocumentCreationDate	Feb. 26, 2014